Share-based payment plans - Movements in number and restricted shares awards (Details) - Restricted share awards (RSA) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1,	5,883,187	2,746,181	1,467,166
Granted during the year	5,475,616	4,180,218	1,803,550
Forfeited during the year	(165,528)	(184,314)	(206,517)
Vested during the year	(1,668,140)	(858,898)	(318,018)
Outstanding at period end	9,525,135	5,883,187	2,746,181